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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22624

ARROW ETF TRUST

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive, Suite 100 Laurel, Maryland 20707

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (402) 895-1600

Date of fiscal year end: January 31st

Date of reporting period: July 1, 2014 - June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §. 3507.

Investment Company Report
Meeting Date Range:	07/01/2014 to 06/30/2015
Selected Accounts:	Arrow ETF Trust

SUN COMMUNITIES, INC.
Security	866674104	Meeting Type	Annual
Ticker Symbol	SUI	Meeting Date	22-Jul-2014
ISIN	US8666741041	Agenda	934024251 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	ELECTION OF DIRECTOR: STEPHANIE W. BERGERON	Management	For	For
1B.	ELECTION OF DIRECTOR: BRIAN M. HERMELIN	Management	For	For
1C.	ELECTION OF DIRECTOR: PAUL D. LAPIDES	Management	For	For
1D.	ELECTION OF DIRECTOR: CLUNET R. LEWIS	Management	For	For
1E.	ELECTION OF DIRECTOR: RONALD L. PIASECKI	Management	For	For
1F.	ELECTION OF DIRECTOR: GARY A. SHIFFMAN	Management	For	For
1G.	ELECTION OF DIRECTOR: ARTHUR A. WEISS	Management	For	For
2.	RATIFY THE SELECTION OF GRANT THORNTON LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014.	Management	For	For
3.	TO APPROVE, BY NON-BINDING VOTE, EXECUTIVE COMPENSATION.	Management	For	For
STONEMOR PARTNERS L.P.
Security	86183Q100	Meeting Type	Special
Ticker Symbol	STON	Meeting Date	13-Nov-2014
ISIN	US86183Q1004	Agenda	934087568 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF STONEMOR PARTNERS L.P. FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014.	Management	For	For
2.	APPROVAL OF THE STONEMOR PARTNERS L.P. 2014 LONG-TERM INCENTIVE PLAN.	Management	For	For
3.	APPROVAL OF THE ADJOURNMENT OF THE
SPECIAL MEETING TO A LATER DATE OR
DATES, IF NECESSARY OR APPROPRIATE,
TO SOLICIT ADDITIONAL PROXIES IF THERE
ARE NOT SUFFICIENT VOTES AT THE TIME
OF THE SPECIAL MEETING TO APPROVE
THE STONEMOR PARTNERS L.P. 2014 LONG-
TERM INCENTIVE PLAN.	Management	For	For
QR ENERGY LP (QRE)
Security	74734R108	Meeting Type	Special
Ticker Symbol	QRE	Meeting Date	18-Nov-2014
ISIN	US74734R1086	Agenda	934089485 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
01	TO ADOPT THE AGREEMENT AND PLAN OF
MERGER, DATED AS OF 7/23/14 BY AND
AMONG QR ENERGY LP ("QRE"), QRE GP,
LLC, THE GENERAL PARTNER OF QRE,
BREITBURN ENERGY PARTNERS LP
("BREITBURN"), REITBURN GP LLC, THE
GENERAL PARTNER OF BREITBURN, AND
BOOM MERGER SUB, LLC, A SUBSIDIARY OF
BREITBURN, AS SUCH AGREEMENT MAY BE
AMENDED FROM TIME TO TIME (THE
"MERGER AGREEMENT").	Management	For	For
02	TO APPROVE, ON AN ADVISORY, NON- BINDING BASIS, THE MERGER- RELATED COMPENSATION PAYMENTS THAT MAY BECOME PAYABLE TO QRE'S NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE MERGER.	Management	For	For
03	TO APPROVE THE ADJOURNMENT OF THE QRE SPECIAL MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO ADOPT THE MERGER AGREEMENT AT THE TIME OF THE SPECIAL MEETING.	Management	For	For
ENERGY TRANSFER PARTNERS, L.P.
Security	29273R109	Meeting Type	Special
Ticker Symbol	ETP	Meeting Date	20-Nov-2014
ISIN	US29273R1095	Agenda	934092507 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1	APPROVAL OF THE SECOND AMENDED AND
RESTATED ENERGY TRANSFER PARTNERS,
L.P. 2008 LONG-TERM INCENTIVE PLAN (AS
IT HAS BEEN AMENDED FROM TIME TO
TIME, THE "LTIP"), WHICH, AMONG OTHER
THINGS, PROVIDES FOR AN INCREASE IN
THE MAXIMUM NUMBER OF COMMON UNITS
RESERVED AND AVAILABLE FOR DELIVERY
WITH RESPECT TO AWARDS UNDER THE
LTIP TO 10,000,000 COMMON UNITS (THE
"LTIP PROPOSAL").	Management	For	For
2	APPROVAL OF THE ADJOURNMENT OF THE
SPECIAL MEETING TO A LATER DATE OR
DATES, IF NECESSARY OR APPROPRIATE,
TO SOLICIT ADDITIONAL PROXIES IN THE
EVENT THERE ARE NOT SUFFICIENT VOTES
AT THE TIME OF THE SPECIAL MEETING TO
APPROVE THE LTIP PROPOSAL.	Management	For	For
LINNCO, LLC
Security	535782106	Meeting Type	Annual
Ticker Symbol	LNCO	Meeting Date	21-Apr-2015
ISIN	US5357821066	Agenda	934136094 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	MARK E. ELLIS	For	For
2	DAVID D. DUNLAP	For	For
3	STEPHEN J. HADDEN	For	For
4	MICHAEL C. LINN	For	For
5	JOSEPH P. MCCOY	For	For
6	JEFFREY C. SWOVELAND	For	For
2.	TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT PUBLIC ACCOUNTANT OF LINN FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.	Management	For	For
3.	TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT PUBLIC ACCOUNTANT OF LINNCO, LLC FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.	Management	For	For
LINN ENERGY, LLC
Security	536020100	Meeting Type	Annual
Ticker Symbol	LINE	Meeting Date	21-Apr-2015
ISIN	US5360201009	Agenda	934137173 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	MARK E. ELLIS	For	For
2	DAVID D. DUNLAP	For	For
3	STEPHEN J. HADDEN	For	For
4	MICHAEL C. LINN	For	For
5	JOSEPH P. MCCOY	For	For
6	JEFFREY C. SWOVELAND	For	For
2.	TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT PUBLIC ACCOUNTANT OF LINN FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.	Management	For	For
DIGITAL REALTY TRUST, INC.
Security	253868103	Meeting Type	Annual
Ticker Symbol	DLR	Meeting Date	11-May-2015
ISIN	US2538681030	Agenda	934155777 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: DENNIS E. SINGLETON	Management	For	For
1B	ELECTION OF DIRECTOR: LAURENCE A. CHAPMAN	Management	For	For
1C	ELECTION OF DIRECTOR: KATHLEEN EARLEY	Management	For	For
1D	ELECTION OF DIRECTOR: KEVIN J. KENNEDY	Management	For	For
1E	ELECTION OF DIRECTOR: WILLIAM G. LAPERCH	Management	For	For
1F	ELECTION OF DIRECTOR: A. WILLIAM STEIN	Management	For	For
1G	ELECTION OF DIRECTOR: ROBERT H. ZERBST	Management	For	For
2.	TO RATIFY THE SELECTION OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2015.	Management	For	For
3.	TO APPROVE THE DIGITAL REALTY TRUST, INC. 2015 EMPLOYEE STOCK PURCHASE PLAN.	Management	Against	Against
4.	TO ADOPT A RESOLUTION TO APPROVE, ON A NON-BINDING, ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS, AS MORE FULLY DESCRIBED IN THE ACCOMPANYING PROXY STATEMENT.	Management	For	For
SUBURBAN PROPANE PARTNERS, L.P.
Security	864482104	Meeting Type	Annual
Ticker Symbol	SPH	Meeting Date	13-May-2015
ISIN	US8644821048	Agenda	934147251 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	HAROLD R. LOGAN, JR.	For	For
2	JOHN HOYT STOOKEY	For	For
3	JOHN D. COLLINS	For	For
4	JANE SWIFT	For	For
5	LAWRENCE C. CALDWELL	For	For
6	MATTHEW J. CHANIN	For	For
7	MICHAEL A. STIVALA	For	For
2.	PROPOSAL TO RATIFY INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015 FISCAL YEAR.	Management	For	For
3.	APPROVAL OF AN AMENDMENT TO THE 2009 RESTRICTED UNIT PLAN INCREASING BY AN ADDITIONAL 1,200,000 COMMON UNITS THE NUMBER OF COMMON UNITS AUTHORIZED FOR AWARDS UNDER THE PLAN.	Management	For	For
4.	SAY ON PAY - AN ADVISORY VOTE ON THE APPROVAL OF EXECUTIVE COMPENSATION.	Management	For	For
FRANKLIN STREET PROPERTIES CORP.
Security	35471R106	Meeting Type	Annual
Ticker Symbol	FSP	Meeting Date	14-May-2015
ISIN	US35471R1068	Agenda	934160108 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	ELECTION OF CLASS II DIRECTOR TO SERVE FOR A TERM EXPIRING AT THE 2018 ANNUAL MEETING OF STOCKHOLDERS: JOHN N. BURKE	Management	For	For
2.	TO RATIFY THE AUDIT COMMITTEE'S APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.	Management	For	For
3.	TO APPROVE, BY NON-BINDING VOTE, OUR EXECUTIVE COMPENSATION.	Management	For	For
ENSCO PLC
Security	G3157S106	Meeting Type	Annual
Ticker Symbol	ESV	Meeting Date	18-May-2015
ISIN	GB00B4VLR192	Agenda	934170464 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	ELECTION OF DIRECTOR: J. RODERICK CLARK	Management	For	For
1B.	ELECTION OF DIRECTOR: ROXANNE J. DECYK	Management	For	For
1C.	ELECTION OF DIRECTOR: MARY E. FRANCIS CBE	Management	For	For
1D.	ELECTION OF DIRECTOR: C. CHRISTOPHER GAUT	Management	For	For
1E.	ELECTION OF DIRECTOR: GERALD W. HADDOCK	Management	For	For
1F.	ELECTION OF DIRECTOR: FRANCIS S. KALMAN	Management	For	For
1G.	ELECTION OF DIRECTOR: KEITH O. RATTIE	Management	For	For
1H.	ELECTION OF DIRECTOR: PAUL E. ROWSEY, III	Management	For	For
1I.	ELECTION OF DIRECTOR: CARL G. TROWELL	Management	For	For
2.	TO AUTHORISE THE BOARD OF DIRECTORS TO ALLOT SHARES.	Management	For	For
3.	TO RATIFY THE AUDIT COMMITTEE'S APPOINTMENT OF KPMG LLP AS OUR U.S. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDED 31 DECEMBER 2015.	Management	For	For
4.	TO APPOINT KPMG LLP AS OUR U.K.
STATUTORY AUDITORS UNDER THE U.K.
COMPANIES ACT 2006 (TO HOLD OFFICE
FROM THE CONCLUSION OF THE ANNUAL
GENERAL MEETING OF SHAREHOLDERS
UNTIL THE CONCLUSION OF THE NEXT
ANNUAL GENERAL MEETING OF
SHAREHOLDERS AT WHICH ACCOUNTS ARE
LAID BEFORE THE COMPANY).	Management	For	For
5.	TO AUTHORISE THE AUDIT COMMITTEE TO DETERMINE OUR U.K. STATUTORY AUDITORS' REMUNERATION.	Management	For	For
6.	TO APPROVE AN AMENDMENT TO THE ENSCO 2012 LONG-TERM INCENTIVE PLAN AND TO APPROVE THE PERFORMANCE- BASED PROVISIONS OF THE PLAN PURSUANT TO INTERNAL REVENUE CODE SECTION 162(M).	Management	For	For
7.	TO APPROVE THE PERFORMANCE-BASED PROVISIONS OF THE ENSCO 2005 CASH INCENTIVE PLAN PURSUANT TO INTERNAL REVENUE CODE SECTION 162(M).	Management	For	For
8.	A NON-BINDING ADVISORY VOTE TO APPROVE THE DIRECTORS' REMUNERATION REPORT FOR THE YEAR ENDED 31 DECEMBER 2014.	Management	For	For
9.	A NON-BINDING ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	Management	For	For
10.	A NON-BINDING ADVISORY VOTE TO
APPROVE THE REPORTS OF THE AUDITORS
AND THE DIRECTORS AND THE U.K.
STATUTORY ACCOUNTS FOR THE YEAR
ENDED 31 DECEMBER 2014 (IN
ACCORDANCE WITH LEGAL REQUIREMENTS
APPLICABLE TO U.K. COMPANIES).	Management	For	For
11.	TO APPROVE THE DISAPPLICATION OF PRE- EMPTION RIGHTS.	Management	For	For
SENIOR HOUSING PROPERTIES TRUST
Security	81721M109	Meeting Type	Annual
Ticker Symbol	SNH	Meeting Date	19-May-2015
ISIN	US81721M1099	Agenda	934135763 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	ELECTION OF TRUSTEE (FOR INDEPENDENT TRUSTEE IN GROUP I): JEFFREY P. SOMERS	Management	For	For
1B.	ELECTION OF TRUSTEE (FOR MANAGING TRUSTEE IN GROUP I): BARRY M. PORTNOY	Management	For	For
2.	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	Management	For	For
3.	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS TO SERVE FOR THE 2015 FISCAL YEAR.	Management	For	For
CENTURYLINK, INC.
Security	156700106	Meeting Type	Annual
Ticker Symbol	CTL	Meeting Date	20-May-2015
ISIN	US1567001060	Agenda	934175717 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1	DIRECTOR	Management
1	VIRGINIA BOULET	For	For
2	PETER C. BROWN	For	For
3	RICHARD A. GEPHARDT	For	For
4	W. BRUCE HANKS	For	For
5	GREGORY J. MCCRAY	For	For
6	C.G. MELVILLE, JR.	For	For
7	WILLIAM A. OWENS	For	For
8	HARVEY P. PERRY	For	For
9	GLEN F. POST, III	For	For
10	MICHAEL J. ROBERTS	For	For
11	LAURIE A. SIEGEL	For	For
12	JOSEPH R. ZIMMEL	For	For
2	RATIFY THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT AUDITOR FOR 2015.	Management	For	For
3	APPROVE OUR 2015 EXECUTIVE OFFICER SHORT-TERM INCENTIVE PLAN.	Management	For	For
4	ADVISORY VOTE REGARDING OUR EXECUTIVE COMPENSATION.	Management	For	For
5	SHAREHOLDER PROPOSAL REGARDING EQUITY RETENTION.	Shareholder	Against	For
R.R. DONNELLEY & SONS COMPANY
Security	257867101	Meeting Type	Annual
Ticker Symbol	RRD	Meeting Date	21-May-2015
ISIN	US2578671016	Agenda	934198816 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	ELECTION OF DIRECTOR: THOMAS J. QUINLAN III	Management	For	For
1B.	ELECTION OF DIRECTOR: SUSAN M. CAMERON	Management	For	For
1C.	ELECTION OF DIRECTOR: RICHARD L. CRANDALL	Management	For	For
1D.	ELECTION OF DIRECTOR: SUSAN M. GIANINNO	Management	For	For
1E.	ELECTION OF DIRECTOR: JUDITH H. HAMILTON	Management	For	For
1F.	ELECTION OF DIRECTOR: JEFFREY M. KATZ	Management	For	For
1G.	ELECTION OF DIRECTOR: RICHARD K. PALMER	Management	For	For
1H.	ELECTION OF DIRECTOR: JOHN C. POPE	Management	For	For
1I.	ELECTION OF DIRECTOR: MICHAEL T. RIORDAN	Management	For	For
1J.	ELECTION OF DIRECTOR: OLIVER R. SOCKWELL	Management	For	For
2.	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	Management	For	For
3.	RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Management	For	For
HOSPITALITY PROPERTIES TRUST
Security	44106M102	Meeting Type	Contested-Annual
Ticker Symbol	HPT	Meeting Date	01-Jun-2015
ISIN	US44106M1027	Agenda	934204354 - Opposition

Item	Proposal	Proposed by	Vote	For/Against Management
1A	ELECTION OF TRUSTEE: BRUCE M. GANS, M.D.	Management	Against	For
1B	ELECTION OF TRUSTEE: ADAM D. PORTNOY	Management	Against	For
02	TO APPROVE MANAGEMENT'S PROPOSAL TO ALLOW MANAGEMENT TO OPT-IN TO MUTA ANTI-TAKEOVER MEASURES AND WAIT UP TO 18 MONTHS BEFORE HAVING A SHAREHOLDER VOTE ON SUCH OPT-IN.	Management	Against	For
03	ANNUAL ADVISORY VOTE ON EXECUTIVE COMPENSATION.	Management	For
04	TO APPROVE THE RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR THE 2015 FISCAL YEAR.	Management	For
05	TO APPROVE SHAREHOLDER PROPOSAL TO OPT-OUT OF MUTA'S ANTI-TAKEOVER MEASURES AND REQUIRE PRIOR SHAREHOLDER APPROVAL TO OPT BACK IN.	Management	For	For
VANGUARD NATURAL RESOURCES, LLC
Security	92205F106	Meeting Type	Annual
Ticker Symbol	VNR	Meeting Date	03-Jun-2015
ISIN	US92205F1066	Agenda	934200762 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	W. RICHARD ANDERSON	For	For
2	BRUCE W. MCCULLOUGH	For	For
3	RICHARD A. ROBERT	For	For
4	LOREN SINGLETARY	For	For
5	SCOTT W. SMITH	For	For
2.	TO RATIFY THE APPOINTMENT OF BDO USA, LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.	Management	For	For
LEGACY RESERVES LP
Security	524707304	Meeting Type	Annual
Ticker Symbol	LGCY	Meeting Date	12-Jun-2015
ISIN	US5247073043	Agenda	934154066 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	CARY D. BROWN	For	For
2	KYLE A. MCGRAW	For	For
3	DALE A. BROWN	For	For
4	G. LARRY LAWRENCE	For	For
5	WILLIAM D. SULLIVAN	For	For
6	WILLIAM R. GRANBERRY	For	For
7	KYLE D. VANN	For	For
8	PAUL T. HORNE	For	For
2.	APPROVAL OF THE AMENDMENT TO THE AMENDED AND RESTATED LEGACY RESERVES LP LONG-TERM INCENTIVE PLAN.	Management	For	For
3.	RATIFICATION OF THE APPOINTMENT OF BDO USA, LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.	Management	For	For
BREITBURN ENERGY PARTNERS L.P.
Security	106776107	Meeting Type	Annual
Ticker Symbol	BBEP	Meeting Date	18-Jun-2015
ISIN	US1067761072	Agenda	934218339 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	JOHN R. BUTLER, JR.	For	For
2	GREGORY J. MORONEY	For	For
2.	APPROVAL OF THE SECOND AMENDMENT TO THE LONG-TERM INCENTIVE PLAN.	Management	For	For
3.	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2015.	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   ARROW ETF TRUST

By (Signature and Title)*  /s/Joseph Barrato

Joseph Barrato, President & Principal Executive Officer

Date: August 17, 2015

* Print the name and title of each signing officer under his or her signature.